UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06174
MFS SERIES TRUST XVII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® International Equity Fund
Class A-MIEJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Equity Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$49	0.94%
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	31,012,067,334	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Roche Holding AG	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Air Liquide S.A.	2.5%
Hitachi Ltd.	2.5%
Rolls-Royce Holdings PLC	2.3%
Schneider Electric SE	2.3%
Compagnie Financiere Richemont S.A.	2.3%
Novartis AG	2.2%
SAP SE	2.1%
Ryanair Holdings PLC, ADR	2.0%
Issuer country weightings
Japan	18.9%
France	18.0%
United Kingdom	14.6%
Switzerland	12.5%
Germany	7.9%
Ireland	4.0%
Taiwan	2.8%
Italy	2.8%
Canada	2.7%
Other Countries	15.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
IIEA-SEM

MFS® International Equity Fund
Class I-MIEKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Equity Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$36	0.69%
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	31,012,067,334	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Roche Holding AG	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Air Liquide S.A.	2.5%
Hitachi Ltd.	2.5%
Rolls-Royce Holdings PLC	2.3%
Schneider Electric SE	2.3%
Compagnie Financiere Richemont S.A.	2.3%
Novartis AG	2.2%
SAP SE	2.1%
Ryanair Holdings PLC, ADR	2.0%
Issuer country weightings
Japan	18.9%
France	18.0%
United Kingdom	14.6%
Switzerland	12.5%
Germany	7.9%
Ireland	4.0%
Taiwan	2.8%
Italy	2.8%
Canada	2.7%
Other Countries	15.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
IIEI-SEM

MFS® International Equity Fund
Class R6-MIEIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS International Equity Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$31	0.60%
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	31,012,067,334	Portfolio Turnover Rate (%):	14
Total Number of Holdings:	79
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Roche Holding AG	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Air Liquide S.A.	2.5%
Hitachi Ltd.	2.5%
Rolls-Royce Holdings PLC	2.3%
Schneider Electric SE	2.3%
Compagnie Financiere Richemont S.A.	2.3%
Novartis AG	2.2%
SAP SE	2.1%
Ryanair Holdings PLC, ADR	2.0%
Issuer country weightings
Japan	18.9%
France	18.0%
United Kingdom	14.6%
Switzerland	12.5%
Germany	7.9%
Ireland	4.0%
Taiwan	2.8%
Italy	2.8%
Canada	2.7%
Other Countries	15.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
IIER6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS International Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Equity Fund
Portfolio of Investments − 12/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 2.9%
MTU Aero Engines Holding AG	443,014	$184,788,773
Rolls-Royce Holdings PLC	45,926,495	713,841,942
		$898,630,715
Airlines – 2.0%
Ryanair Holdings PLC, ADR	8,549,839	$617,212,877
Alcoholic Beverages – 2.1%
Carlsberg Group	2,859,457	$374,850,331
Pernod Ricard S.A. (l)	3,331,946	285,244,353
		$660,094,684
Apparel Manufacturers – 4.0%
Compagnie Financiere Richemont S.A.	3,232,920	$697,716,542
LVMH Moet Hennessy Louis Vuitton SE	701,496	528,857,951
		$1,226,574,493
Automotive – 2.6%
Compagnie Generale des Etablissements Michelin	5,738,311	$190,304,662
DENSO Corp.	23,223,800	319,949,951
Suzuki Motor Corp.	19,769,100	293,609,581
		$803,864,194
Brokerage & Asset Managers – 2.9%
Deutsche Boerse AG	2,098,240	$551,126,148
London Stock Exchange Group PLC	2,827,580	340,481,565
		$891,607,713
Business Services – 4.3%
Compass Group PLC	18,361,189	$584,161,215
Edenred	6,821,562	151,595,790
Experian PLC	10,506,223	475,159,489
Tata Consultancy Services Ltd.	3,057,784	109,078,021
		$1,319,994,515
Chemicals – 0.8%
FUJIFILM Holdings Corp. (l)	12,059,510	$257,450,213
Computer Software – 3.9%
Check Point Software Technologies Ltd. (a)	2,365,553	$438,952,014
Dassault Systemes SE	4,505,183	125,831,278
SAP SE	2,654,045	649,850,668
		$1,214,633,960
IIEFS-SEM

MFS International Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 5.2%
Amadeus IT Group S.A.	5,283,504	$387,538,256
Capgemini (l)	2,688,698	445,282,403
Hitachi Ltd.	24,765,900	768,328,493
		$1,601,149,152
Construction – 1.4%
Compagnie de Saint-Gobain S.A.	4,418,406	$448,525,795
Consumer Products – 1.4%
Beiersdorf AG	3,372,944	$371,336,633
Kose Corp. (l)	2,287,500	76,522,600
		$447,859,233
Electrical Equipment – 5.0%
Legrand S.A.	2,041,152	$303,327,353
Mitsubishi Electric Corp.	18,699,000	547,337,302
Schneider Electric SE	2,549,443	698,805,883
		$1,549,470,538
Electronics – 3.2%
Hoya Corp.	943,200	$142,618,054
Taiwan Semiconductor Manufacturing Co. Ltd.	17,540,000	856,888,243
		$999,506,297
Energy - Integrated – 3.0%
Eni S.p.A. (l)	17,254,891	$327,286,079
Galp Energia SGPS S.A., “B”	11,041,256	188,094,426
TotalEnergies SE	6,394,326	416,768,545
		$932,149,050
Food & Beverages – 1.4%
Nestle S.A.	4,278,534	$425,314,691
Food & Drug Stores – 2.3%
Seven & I Holdings Co. Ltd.	27,095,000	$389,283,054
Tesco PLC	56,627,062	337,227,920
		$726,510,974
Insurance – 6.0%
AIA Group Ltd.	46,561,889	$478,021,115
Intact Financial Corp.	975,433	203,060,341
Prudential PLC	16,560,779	255,487,903
Sompo Holdings, Inc.	12,294,000	418,799,693
Zurich Insurance Group AG	648,537	492,250,684
		$1,847,619,736
Interactive Media Services – 0.8%
LY Corp.	87,385,900	$232,746,409

MFS International Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 4.1%
NetEase, Inc.	11,449,300	$315,702,748
Sony Group Corp.	20,784,200	531,247,441
Tencent Holdings Ltd.	5,374,500	411,833,084
		$1,258,783,273
Machinery & Tools – 2.4%
Daikin Industries Ltd.	2,753,800	$353,015,220
KONE Oyj	5,660,357	401,478,557
		$754,493,777
Major Banks – 12.1%
Bank of Ireland Group PLC	9,433,453	$180,474,801
BNP Paribas S.A.	6,344,625	600,363,848
DBS Group Holdings Ltd.	8,379,226	366,711,539
ING Groep N.V.	21,010,813	590,638,994
NatWest Group PLC	68,866,376	600,649,708
Sumitomo Mitsui Financial Group, Inc.	15,703,400	505,367,974
Toronto-Dominion Bank (l)	3,914,999	368,980,562
UBS Group AG	11,666,257	539,296,803
		$3,752,484,229
Medical Equipment – 2.8%
EssilorLuxottica	100,766	$31,859,591
Olympus Corp.	21,464,100	273,414,530
QIAGEN N.V.	5,073,854	231,684,330
Sonova Holding AG	569,667	146,983,266
Terumo Corp.	12,710,400	185,182,021
		$869,123,738
Metals & Mining – 0.8%
Rio Tinto PLC	3,136,033	$250,208,013
Natural Gas - Distribution – 1.8%
ENGIE S.A.	21,551,929	$566,677,658
Other Banks & Diversified Financials – 3.7%
AIB Group PLC	41,306,835	$443,870,118
HDFC Bank Ltd.	16,134,474	177,932,770
Intesa Sanpaolo S.p.A.	76,307,511	528,498,114
		$1,150,301,002
Pharmaceuticals – 7.3%
Merck KGaA	3,127,123	$448,870,659
Novartis AG	4,992,297	689,626,933
Novo Nordisk A.S., “B”	4,944,875	252,054,114
Roche Holding AG	2,119,937	876,102,261
		$2,266,653,967
Printing & Publishing – 1.4%
RELX PLC	10,490,683	$424,329,766
Railroad & Shipping – 0.9%
Canadian National Railway Co.	2,706,345	$267,522,203

MFS International Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 4.0%
Air Liquide S.A.	4,091,992	$770,050,737
Linde PLC	189,285	80,709,231
Shin-Etsu Chemical Co. Ltd.	12,974,600	403,633,975
		$1,254,393,943
Specialty Stores – 0.5%
ZOZO, Inc.	18,206,600	$150,578,017
Tobacco – 1.7%
British American Tobacco PLC	9,399,769	$532,756,792
Total Common Stocks (Identified Cost, $21,871,461,200)		$30,599,221,617
Mutual Funds (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $295,159,845)	295,098,835	$295,157,855
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.72% (j) (Identified Cost, $14,344,000)	14,344,000	$14,344,000
Other Assets, Less Liabilities – 0.3%		103,343,862
Net Assets – 100.0%		$31,012,067,334

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $295,157,855 and
$30,613,565,617, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements

MFS International Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $124,767,776 of securities on loan (identified cost, $21,885,805,200)	$30,613,565,617
Investments in affiliated issuers, at value (identified cost, $295,159,845)	295,157,855
Cash	796,453
Foreign currency, at value (identified cost, $4,153)	4,146
Receivables for
Fund shares sold	60,421,633
Interest and dividends	93,523,043
Other assets	112,829
Total assets	$31,063,581,576
Liabilities
Payables for
Fund shares reacquired	$14,230,115
Collateral for securities loaned, at value (c)	14,344,000
Payable to affiliates
Investment adviser	996,450
Administrative services fee	2,727
Shareholder servicing costs	1,891,123
Distribution and service fees	3,042
Payable for independent Trustees' compensation	4,885
Deferred foreign capital gains tax expense payable	18,858,311
Accrued expenses and other liabilities	1,183,589
Total liabilities	$51,514,242
Net assets	$31,012,067,334
Net assets consist of
Paid-in capital	$21,753,053,327
Total distributable earnings (loss)	9,259,014,007
Net assets	$31,012,067,334
Shares of beneficial interest outstanding	764,561,751

(c)	Non-cash collateral is not included.

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$221,257,015	5,467,598	$40.47
Class I	8,653,596,597	213,520,055	40.53
Class R6	22,137,213,722	545,574,098	40.58

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $42.94 [100 / 94.25 x $40.47]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

MFS International Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 12/31/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$267,532,598
Dividends from affiliated issuers	8,087,981
Income on securities loaned	387,233
Other	5,074
Foreign taxes withheld	(18,386,450)
Total investment income	$257,626,436
Expenses
Management fee	$91,240,293
Distribution and service fees	261,225
Shareholder servicing costs	3,762,004
Administrative services fee	274,462
Independent Trustees' compensation	85,264
Custodian fee	1,251,915
Shareholder communications	329,100
Audit and tax fees	42,923
Legal fees	65,362
Miscellaneous	14,109
Total expenses	$97,326,657
Fees paid indirectly	(16,566)
Reduction of expenses by investment adviser and distributor	(2,094,493)
Net expenses	$95,215,598
Net investment income (loss)	$162,410,838
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $10,674 foreign capital gains tax)	$900,931,638
Affiliated issuers	150,245
Foreign currency	(1,595,300)
Net realized gain (loss)	$899,486,583
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $7,592,592 increase in deferred foreign capital gains tax)	$452,058,682
Affiliated issuers	(42,566)
Translation of assets and liabilities in foreign currencies	(587,943)
Net unrealized gain (loss)	$451,428,173
Net realized and unrealized gain (loss)	$1,350,914,756
Change in net assets from operations	$1,513,325,594
See Notes to Financial Statements

MFS International Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	12/31/25 (unaudited)	6/30/25
Change in net assets
From operations
Net investment income (loss)	$162,410,838	$451,061,130
Net realized gain (loss)	899,486,583	96,589,846
Net unrealized gain (loss)	451,428,173	3,357,330,322
Change in net assets from operations	$1,513,325,594	$3,904,981,298
Total distributions to shareholders	$(817,319,832)	$(334,002,407)
Change in net assets from fund share transactions	$1,410,979,333	$4,657,008,001
Total change in net assets	$2,106,985,095	$8,227,986,892
Net assets
At beginning of period	28,905,082,239	20,677,095,347
At end of period	$31,012,067,334	$28,905,082,239
See Notes to Financial Statements

MFS International Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	12/31/25 (unaudited)	6/30/25	6/30/24	6/30/23(i)
Net asset value, beginning of period	$39.54	$34.38	$32.07	$30.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.59	$0.60	$0.33
Net realized and unrealized gain (loss)	1.76	4.95	2.23	1.29
Total from investment operations	$1.91	$5.54	$2.83	$1.62
Less distributions declared to shareholders
From net investment income	$(0.61)	$(0.38)	$(0.52)	$—
From net realized gain	(0.37)	—	—	—
Total distributions declared to shareholders	$(0.98)	$(0.38)	$(0.52)	$—
Net asset value, end of period (x)	$40.47	$39.54	$34.38	$32.07
Total return (%) (r)(s)(x)	4.83 (n)	16.26	8.91	5.32 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95 (a)	0.99	1.02	1.02 (a)
Expenses after expense reductions (f)	0.94 (a)	0.97	1.01	1.01 (a)
Net investment income (loss)	0.76 (a)	1.64	1.81	2.63 (a)
Portfolio turnover rate	14 (n)	13	8	10
Net assets at end of period (000 omitted)	$221,257	$192,795	$109,610	$15,678

See Notes to Financial Statements

MFS International Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	12/31/25 (unaudited)	6/30/25	6/30/24	6/30/23(i)
Net asset value, beginning of period	$39.63	$34.46	$32.10	$30.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.67	$0.75	$0.43
Net realized and unrealized gain (loss)	1.76	4.98	2.16	1.22
Total from investment operations	$1.96	$5.65	$2.91	$1.65
Less distributions declared to shareholders
From net investment income	$(0.69)	$(0.48)	$(0.55)	$—
From net realized gain	(0.37)	—	—	—
Total distributions declared to shareholders	$(1.06)	$(0.48)	$(0.55)	$—
Net asset value, end of period (x)	$40.53	$39.63	$34.46	$32.10
Total return (%) (r)(s)(x)	4.96 (n)	16.58	9.17	5.42 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70 (a)	0.74	0.76	0.76 (a)
Expenses after expense reductions (f)	0.69 (a)	0.72	0.75	0.75 (a)
Net investment income (loss)	1.00 (a)	1.84	2.27	3.49 (a)
Portfolio turnover rate	14 (n)	13	8	10
Net assets at end of period (000 omitted)	$8,653,597	$8,420,700	$5,094,019	$738,711

Class R6 (y)	Six months ended	Year ended
	12/31/25 (unaudited)	6/30/25	6/30/24	6/30/23	6/30/22	6/30/21
Net asset value, beginning of period	$39.69	$34.50	$32.11	$26.83	$33.11	$25.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.67	$0.62	$0.51	$0.46	$0.42
Net realized and unrealized gain (loss)	1.76	5.02	2.32	5.12	(4.93)	7.40
Total from investment operations	$1.98	$5.69	$2.94	$5.63	$(4.47)	$7.82
Less distributions declared to shareholders
From net investment income	$(0.72)	$(0.50)	$(0.55)	$(0.24)	$(0.69)	$(0.24)
From net realized gain	(0.37)	—	—	(0.11)	(1.12)	(0.07)
Total distributions declared to shareholders	$(1.09)	$(0.50)	$(0.55)	$(0.35)	$(1.81)	$(0.31)
Net asset value, end of period (x)	$40.58	$39.69	$34.50	$32.11	$26.83	$33.11
Total return (%) (r)(s)(x)	5.01 (n)	16.69	9.27	21.17	(14.52)	30.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62 (a)	0.65	0.70	0.69	0.68	0.68
Expenses after expense reductions (f)	0.60 (a)	0.64	0.69	0.68	0.67	0.67
Net investment income (loss)	1.10 (a)	1.87	1.91	1.76	1.44	1.40
Portfolio turnover rate	14 (n)	13	8	10	12	13
Net assets at end of period (000 omitted)	$22,137,214	$20,291,587	$15,473,466	$13,743,940	$10,420,501	$12,572,052

See Notes to Financial Statements

MFS International Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class A and Class I, the period is from the class inception, February 8, 2023, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

(y)	Prior to October 24, 2022, the fund's shares did not have a share class designation. Effective October 24, 2022, the fund's outstanding shares were designated Class R6 shares.
See Notes to Financial Statements

MFS International Equity Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS International Equity Fund (the fund) is a diversified series of MFS Series Trust XVII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.

MFS International Equity Fund
Notes to Financial Statements (unaudited) - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$3,646,724,445	$2,202,360,083	$—	$5,849,084,528
France	151,595,790	5,411,900,057	—	5,563,495,847
United Kingdom	592,715,823	3,921,588,490	—	4,514,304,313
Switzerland	425,314,691	3,441,976,489	—	3,867,291,180
Germany	1,252,871,631	1,184,785,580	—	2,437,657,211
Ireland	617,212,877	624,344,919	—	1,241,557,796
Taiwan	—	856,888,243	—	856,888,243
Italy	327,286,079	528,498,114	—	855,784,193
Canada	839,563,106	—	—	839,563,106
Other Countries	1,600,395,899	2,973,199,301	—	4,573,595,200
Investment Companies	309,501,855	—	—	309,501,855
Total	$9,763,182,196	$21,145,541,276	$—	$30,908,723,472
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the

MFS International Equity Fund
Notes to Financial Statements (unaudited) - continued
collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $124,767,776. The fair value of the fund's investment securities on loan and a related liability of $14,344,000 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $117,576,633 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended December 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, redemptions in-kind, and foreign taxes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 6/30/25
Ordinary income (including any short-term capital gains)	$334,002,407

MFS International Equity Fund
Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$22,339,584,529
Gross appreciation	9,075,994,262
Gross depreciation	(506,855,319)
Net unrealized appreciation (depreciation)	$8,569,138,943
As of 6/30/25
Undistributed ordinary income	361,918,035
Undistributed long-term capital gain	95,640,077
Other temporary differences	(4,080,103)
Net unrealized appreciation (depreciation)	8,109,530,236
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 12/31/25	Year ended 6/30/25
Class A	$5,190,405	$1,459,201
Class I	218,592,831	87,626,188
Class R6	593,536,596	244,917,018
Total	$817,319,832	$334,002,407
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from July 1, 2025 through July 31, 2025, the management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.60%
In excess of $20 billion and up to $25 billion	0.55%
In excess of $25 billion	0.525%
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.60%
In excess of $20 billion and up to $25 billion	0.55%
In excess of $25 billion and up to $30 billion	0.525%
In excess of $30 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's

MFS International Equity Fund
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until October 31, 2026. For the six months ended December 31, 2025, this management fee reduction amounted to $2,094,491, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended December 31, 2025 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	I	R6
1.04%	0.79%	0.75%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2026. For the six months ended December 31, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $26,153 for the six months ended December 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$261,225
Total Distribution and Service Fees					$261,225
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended December 31, 2025 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended December 31, 2025, this rebate amounted to $2 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended December 31, 2025, were as follows:
Amount
Class A	$5,857
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended December 31, 2025, the fee was $75,514, which equated to 0.0005% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended December 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,686,490.

MFS International Equity Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended December 31, 2025 was equivalent to an annual effective rate of 0.0018% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	2	$77
8/19/2024	Redemption	Class I	2	75
During the six months ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $3,561,311.
(4) Portfolio Securities
For the six months ended December 31, 2025, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $5,110,067,940 and $4,190,271,448, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 12/31/25		Year ended 6/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,059,288	$42,020,898	2,630,470	$94,936,078
Class I	33,871,636	1,352,628,349	114,641,972	4,134,134,929
Class R6	93,478,494	3,718,693,282	165,678,280	5,985,479,956
	128,409,418	$5,113,342,529	282,950,722	$10,214,550,963
Shares issued to shareholders in reinvestment of distributions
Class A	119,484	$4,788,933	40,049	$1,387,350
Class I	5,317,266	213,435,068	2,477,501	85,894,961
Class R6	13,317,759	535,107,535	6,150,875	213,496,888
	18,754,509	$753,331,536	8,668,425	$300,779,199
Shares reacquired
Class A	(586,694)	$(23,427,962)	(983,512)	$(35,241,191)
Class I	(38,143,639)	(1,522,579,628)	(52,451,798)	(1,892,692,491)
Class R6	(72,458,101)	(2,909,687,142)	(109,060,161)	(3,930,388,479)
	(111,188,434)	$(4,455,694,732)	(162,495,471)	$(5,858,322,161)

MFS International Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 12/31/25		Year ended 6/30/25
	Shares	Amount	Shares	Amount
Net change
Class A	592,078	$23,381,869	1,687,007	$61,082,237
Class I	1,045,263	43,483,789	64,667,675	2,327,337,399
Class R6	34,338,152	1,344,113,675	62,768,994	2,268,588,365
	35,975,493	$1,410,979,333	129,123,676	$4,657,008,001
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of  the period ended December 31, 2025, the MFS Managed Wealth Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended December 31, 2025, the fund’s commitment fee and interest expense were $63,519 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$412,183,727	$2,764,444,729	$2,881,578,280	$150,245	$(42,566)	$295,157,855

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,087,981	$—
(8) Redemptions In-Kind
On July 24, 2025, the fund recorded a redemption in-kind of portfolio securities and cash that were valued at $45,666,173. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $23,905,841 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS International Equity Fund
Board Review of Investment Advisory Agreement
MFS International Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
 Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the Fund’s total return performance in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class R6 shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class R6 shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS International Equity Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares[1]  as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, $10 billion, $20 billion, and $25 billion. They also noted that MFS has agreed to implement an additional contractual breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $30 billion effective August 1, 2025.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
 [1] The inception date for the Fund’s Class I shares is February 2023.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XVII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   February 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  February 12, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  February 12, 2026

*  Print name and title of each signing officer under his or her signature.